INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]
15.	INCOME TAXES

(a)	Income tax expense

	2017	2016
Current expense:
Income tax	$135	$30
Special mining duty	1,041	1,493
Withholding tax	427	395
	1,603	1,918

Deferred tax expense (recovery):
Income tax	28	167
Special mining duty	(270)	(618)
Withholding taxes	105	42
	(137)	(409)

Income tax expense	$1,466	$1,509

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense shown in these financial statements is as follows:

	2017	2016
Net income (loss) before tax	$2,756	$(2,609)
Canadian statutory income tax rate	26%	26%
Anticipated income tax at statutory rate	$717	$(678)
Permanent differences	340	2,313
Differences between Canadian and foreign tax rates	143	246
Change in estimate	802	112
Effect of changes in statutory tax rates	(228)	46
Inflation adjustment	(537)	–
Impact of foreign exchange on local currencies	316	–
Change in deferred tax assets not recognized	(955)	(1,842)
Mining taxes and duties	778	875
Withholding taxes	532	437
Utilization of foreign tax credits	(138)	–
Other items	(304)	–
Income tax expense	$1,466	$1,509
Effective tax rate	53%	(58)%

(b)	Deferred income tax assets and liabilities

The significant components of deferred tax assets and liabilities are:

	December 31, 2017	December 31, 2016
Deferred income tax assets	$70	$98
Deferred income tax liabilities	(1,677)	(1,609)
Deferred special mining duty liabilities	(253)	(525)
	$(1,860)	$(2,036)

The following temporary differences and tax losses give rise to deferred income tax assets and liabilities:

	December 31, 2017	December 31, 2016
Tax losses carried forward	$2,164	$2,146
Provision for reclamation and remediation	281	277
Trade and other receivables	–	(2,019)
Withholding tax liability	(1,677)	(1,609)
Property, plant and equipment	(2,576)	(1,072)
Mineral property interests	(309)	–
Prepaid expenses	(18)	–
Other deductible temporary differences	275	241
Net deferred income tax liabilities	$(1,860)	$(2,036)

Losses expire as follows:

		2017		2016
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2037	$4,834	2026 to 2036	$12,706
	Mexico	2018 to 2026	$10,225	2018 to 2026	$27,589
	Peru	indefinite	$65,031	indefinite	$221
Capital losses	Canada	indefinite	$1,196	indefinite	$996

Unrecognized deferred tax assets:

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the deferred tax assets will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax assets are recognized consist of the following amounts:

	December 31, 2017	December 31, 2016
Tax losses carried forward	$15,643	$38,367
Property, plant and equipment	4,908	1,116
Other deductible temporary differences	16,371	11,547
Unrecognized temporary differences	$36,922	$51,030